Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000237190
Shareholder Report [Line Items]
Fund Name	Floating Rate ETF
Trading Symbol	TFLR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Floating Rate ETF (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate ETF	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

   Leveraged loans advanced in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and the likely end of the Federal Reserve’s rate-cutting cycle supported the asset class’s performance.

   Compared with the exchange-traded fund’s style-specific benchmark, the Morningstar LSTA Performing Loan Index, credit selection in the information technology and automotive segments aided relative performance, with meaningful contributions from social networking company X/Twitter and our avoidance of First Brands Group, a supplier within the global automotive aftermarket that filed for Chapter 11 bankruptcy in September 2025. Asurion, the leading provider of mobile protection services, was a notable contributor in the wireless communications segment.

   Relative to the style-specific benchmark, Qlik Technologies, which offers business intelligence and analytics; and Kaseya, a leading global provider of information technology management solutions, detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence (AI) technology weighed on their performance. The cable operators segment held back relative gains, partly due to Optimum (formerly known as Altice USA).

  The fund seeks high current income and some capital appreciation. We continued to pare down the portfolio’s information technology holdings, largely due to AI-displacement risk. For several quarters, we have evaluated how generative AI could affect revenue durability, pricing power, reinvestment needs, and capital structure outcomes across our software and broader technology holdings.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	ETF (Based on Net Asset Value)	(Regulatory Benchmark)	(Strategy Benchmark)
11/16/22	$10,000	$10,000	$10,000
11/30/22	$9,930	$10,064	$9,991
2/28/23	$10,251	$10,060	$10,371
5/31/23	$10,328	$10,265	$10,455
8/31/23	$10,759	$10,156	$10,972
11/30/23	$10,986	$10,183	$11,218
2/29/24	$11,325	$10,395	$11,598
5/31/24	$11,594	$10,399	$11,885
8/31/24	$11,823	$10,897	$12,086
11/30/24	$12,108	$10,883	$12,385
2/28/25	$12,265	$10,998	$12,555
5/31/25	$12,434	$10,967	$12,702
8/31/25	$12,695	$11,239	$12,978
11/30/25	$12,874	$11,503	$13,114
2/28/26	$12,851	$11,687	$13,043
5/31/26	$13,164	$11,530	$13,356

Average Annual Return [Table Text Block]
Table Summary
Fund	1 Year	Since Inception 11/16/22
Floating Rate ETF (Based on Net Asset Value)	5.87%	8.08%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13%	4.10%
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	5.14%	8.52%

Performance Inception Date	Nov. 16, 2022
AssetsNet	$ 617,165,000
Holdings Count | Holding	362
Advisory Fees Paid, Amount	$ 2,603,000
InvestmentCompanyPortfolioTurnover	49.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$617,165 Number of Portfolio Holdings362 Investment Advisory Fees Paid (000s)$2,603 Portfolio Turnover Rate49.9%
Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Bank Loans	86.9%
Corporate Bonds	8.2
Preferred Stocks	0.1
Short-Term and Other	4.8

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Hologic	2.4%
TransDigm	2.0
Alera Group	1.9
Ellucian Holdings	1.7
HUB International	1.5
Engineered Machinery Holdings	1.5
Neptune Bidco	1.4
UKG	1.4
Asurion	1.4
Oak-Eagle Acquireco	1.4

Material Fund Change Name [Text Block]